Investments in Associates and Joint Ventures - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [abstract]
Loss from associates and joint ventures not recognized	₩ 1,760	₩ 833	₩ 909
Accumulated comprehensive loss of associates and joint ventures not recognized	₩ 7,942	₩ 10,748